Significant accounting policies (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of useful lives are used in the calculation of depreciation
Buildings	20 - 50 years
Molds	5 years
Vehicles	4 years
Computers and equipment	3 - 10 years
Leasehold improvements	3 years